Note 3 - Stockholders' Equity (Deficit), Stock Options and Warrants (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Notes Tables
Share-based Compensation, Activity [Table Text Block]
	Stock Options		Warrants
	Number of Shares	Average Exercise Price	Number of Shares	Average Exercise Price
Outstanding at December 31, 2016	165,643	$11.22	871,101	$52.22

Issued	2,612,070	1.45	1,082,946	1.49
Expired	(12,730)	10.39	(2,790)	281.46
Exercised	-	-	-	-

Outstanding at December 31, 2017	2,764,983	$2.00	1,951,257	$23.74

Issued	482,402	1.11	957,000	1.00
Expired	(127,130)	2.22	(10,706)	199.55
Exercised	-	-	(341,169)	1.00

Outstanding at June 30, 2018	3,120,255	$1.85	2,556,382	$5.97

	Stock Options		Warrants
	Number of Shares	Average Exercise Price	Number of Shares	Average Exercise Price
Outstanding at December 31, 2015	31,350	$133.23	323,099	$128.40

Issued	157,982	3.14	1,487,881	0.71
Expired	(22,377)	122.13	-	-
Exercised	(1,312)	65.75	(939,879)	-

Outstanding at December 31, 2016	165,643	$11.22	871,101	$52.22

Issued	2,612,070	1.45	1,082,946	1.49
Expired	(12,730)	10.39	(2,790)	281.46
Exercised	-	-	-	-

Outstanding at December 31, 2017	2,764,983	$2.00	1,951,257	$23.74

Schedule of Share-based Compensation Shares Authorized Under Stock Option and Warrant Plans by Exercise Price Range [Table Text Block]
Range of Prices	Shares	Weighted Remaining Life
Options
$0.91	10,000	9.80
$0.965	3,000	9.88
$0.97	191,753	9.52
$1.01	124,358	9.51
$1.10	22,730	9.76
$1.13	143,807	10.00
$1.35	111,112	9.71
$1.454	17,200	9.26
$1.47	2,373,226	8.99
$2.10	14,286	8.76
$2.25	293	8.16
$2.42	20,640	8.14
$2.80	57,145	8.51
$3.75	3,998	8.01
$4.125	3,636	8.26
$4.1975	7,147	8.22
$4.25	3,529	7.76
$5.125	3,902	8.19
$65.75	190	7.32
$73.50	1,157	7.51
$77.50	2,323	7.01
$80.25	187	7.26
$86.25	232	6.76
$131.25	81	4.19
$148.125	928	4.72
$150.00	1,760	4.13
$162.50	123	6.51
$206.25	121	6.26
$248.4375	121	5.04
$262.50	130	5.04
$281.25	529	4.55
$318.75	3	4.86
$346.875	72	5.76
$431.25	306	5.69
$506.25	188	5.51
$596.25	42	5.25

	3,120,255
Warrants
$1.00	1,372,828	4.36
$1.07	697,946	4.35
$2.25	385,000	3.57
$123.75	94,084	2.17
$243.75	2,529	1.10
$309.375	2,850	1.11
$309.50	222	1.36
$506.25	59	0.63
$609.375	862	0.60
	2,556,382

Range of Exercise Prices	Shares	Weighted Average Remaining Life
Options:
$1.01	124,358	10.00
$1.454	17,200	9.75
$1.47	2,456,226	9.48
$2.10	14,286	9.25
$2.25	293	8.65
$2.42	24,768	8.38
$2.80	57,145	9.01
$3.75	44,000	8.50
$4.125	3,636	8.75
$4.1975	7,147	8.72
$4.25	3,529	8.25
$5.125	3,902	8.69
$65.75	190	7.40
$73.50	1,157	8.01
$77.50	2,323	7.50
$80.25	187	7.75
$86.25	232	7.25
$131.25	81	4.69
$148.125	928	5.21
$150.00	1,760	4.63
$162.50	123	7.01
$206.25	121	6.75
$248.4375	121	5.54
$262.50	130	5.54
$281.25	529	5.04
$318.75	3	5.35
$346.875	72	6.25
$431.25	306	6.19
$506.25	188	6.00
$596.25	42	5.75
Total	2,764,983
Warrants
	$1.07	697,946	4.85
	$2.25	385,000	4.06
	$4.46	756,999	3.92
	$93.75	2,255	0.19
	$123.75	94,084	2.67
	$150.00	4,114	0.20
	$225.00	107	0.07
	$243.75	2,529	1.59
	$281.25	3,107	0.14
	$309.375	2,850	1.61
	$309.50	222	1.85
	$337.50	178	0.46
	$371.25	944	0.41
	$506.25	59	1.12
	$609.375	862	1.09
Total		1,951,257

Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]
Stock Options:
Year	Shares	Price
2011	173		$281.25
2012	1,841	131.25	–	150.00
2013	1,553	148.13	–	596.25
2014	836	162.50	–	431.25
2015	4,088	65.75	–	86.25
2016	100,292	2.25	–	5.13
2017	2,529,070	1.01	-	2.10
2018	482,402	0.91	-	1.35
Total	3,120,255	$0.91	–	596.25
Warrants:
Year	Shares	Price
2014	6,455	$243.75	–	$609.38
2015	94,151	0.00	–	243.75
2016	504,666		1.00
2017	1,082,946	1.07	-	2.25
2018	868,164		1.00
Total	2,556,382	$0.00	–	$609.38

Stock Options:
Year	Shares	Price
2011	173		281.25
2012	1,841	131.25	–	150.00
2013	1,553	148.13	–	596.25
2014	835	162.50	–	431.25
2015	4,088	65.75	–	86.25
2016	144,423	2.25	–	5.13
2017	2,612,070	1.01	–	2.10
Total	2,764,983	$1.01	–	596.25
Warrants:
Year	Shares	Price
2013	10,705	93.75	–	371.25
2014	6,455	243.75	–	609.38
2015	94,152	0.00	–	243.75
2016	756,999		4.46
2017	1,082,946	1.07	–	2.25
Total	1,951,257	$0.00	–	609.38